COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	May 06, 2020	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 10, 2021	Jul. 06, 2021	Jul. 06, 2020
Related party debt			$ 0	$ 45,132
Operating lease			0	0
Payables and operating lease liabilities		$ 8,456,254	9,077,230
Lease First six Month		4,150	4,150
Lease Second Year		8,300	8,300
Lease Third to Fourth Year		$ 8,549	$ 8,549
Operating agreement		October 1, 2020 for $7,140 per month	October 1, 2020 for $7,140 per month
Termination of lease payment descriptions		payroll payments of $250,000 per year for five years to Ms. Caudle and payroll payments totaling $150,000 over three years to her daughter	payroll payments of $250,000 per year for five years to Ms. Caudle and payroll payments totaling $150,000 over three years to her daughter
Lease expense		$ 0	$ 941,142
Lease term descriptions		operating agreement to lease colocation space for 5 years	operating agreement to lease colocation space for 5 years
Lease Second to Third Year			$ 356,350
Related party current portion		$ 1,133,211	$ 1,092,944	842,340
Annual salary	$ 250,000
Weighted average discount rate		10.00%	10.00%
Operating agreement to lease		2 years 2 months 8 days	2 years 5 months 8 days
Rent and utility			$ 30,000	30,000
Customer liability		$ 338,725	$ 338,725	$ 338,725
Preferred stock, authorized		100,000,000	100,000,000
Net of advances to related parties			$ 107,757
Mr Advance [Member]
Related party debt		$ 624,531	624,531
Remitted amount to related pary		87,065	87,065
Accrued balance		537,466	537,466
Legal and other fees		$ 633,264	$ 633,264
Aire Fitness
Issuance of restricted common shares		500,000	500,000
Issuance of Per Share		$ 1.00	$ 1.00
Stock issued to non-controlling interest owners		500,000	500,000
Mr. Serrett
Attorney fees		$ 3,500	$ 3,500
Interest rate		5.00%	5.00%
Loss contingency		$ 75,000	$ 75,000
Back pay and benefits		$ 70,650	$ 70,650
Default judgement date		May 15, 2018	May 15, 2018
Pinnacle Towers LLC and Crown Atlantic Company Inc
Accounts Payable		$ 600,000	$ 600,000
Payables and operating lease liabilities		2,962,839
Costs and attorney fees			386,030
American Tower and related entities
Accounts Payable			2,959,594
Amount claimed			2,891,886
Tower lease agreements
Accounts Payable			5,926,731
Amount claimed			5,556,484
AHS Staffing[Member]
Accounts Payable		120,967	120,967
Amount claimed		$ 159,959	$ 159,959
Securities Purchase Agreement | EMA Financial, LLC
Description of negative outcome		The Company does not believe at this time that any negative outcome would result in more than the $1,050,576 it has recorded on its balance sheet as of March 31, 2024	The Company does not believe at this time that any negative outcome would result in more than the $1,006,997 it has recorded on its balance sheet as of December 31, 2023
Loss exposure claimed in excess		$ 7,614,967	$ 7,614,967
Series D Preferred Stock
Preferred stock, authorized						100,000,000	100,000,000
Stock Contingencies		Holders of the Series D Preferred Stock may decide after 12 months to convert to common stock @ 75% of the 30 day average market closing price (for previous 30 business days) divided into $5.00. There is also an automatic conversion of the Series D Preferred Stock without consent of holders upon any national exchange listing approval and the registration effectiveness of common stock underlying the conversion rights. The automatic conversion to common from Series D Preferred shall be @ 75% of the 30 day average market closing price (for previous 30 business days) divided into $5.00
Series E Preferred Stock
Preferred stock, authorized		100,000,000	10,000,000		100,000,000
Stock Contingencies		Holders of the Series E Preferred Stock may decide after 12 months to convert to common stock @ 75% of the 30 day average market closing price (for previous 30 business days) divided into $5.00. There is also an automatic conversion of the Series E Preferred Stock without consent of holders upon any national exchange listing approval and the registration effectiveness of common stock underlying the conversion rights. The automatic conversion to common from Series E Preferred shall be @ 75% of the 30 day average market closing price (for previous 30 business days) divided into $5.00
Series A Preferred Stock
Preferred stock, authorized		15,000,000,000	4,500,000,000
Percentage of common stock conversion		60.00%	60.00%